SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 2,081,155	¥ 14,815,743	¥ 13,318,276
Less: allowance for doubtful accounts	(12,907)	(91,886)	(641,101)
Total Accounts receivable, net	$ 2,068,248	¥ 14,723,857	¥ 12,677,175